Prepaid Expenses (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses
Prepaid rental charges	kr 0	kr 771
Prepaid insurance premiums	10,743
Prepaid expenses for research and development	640	2,854
Prepaid transaction costs	0	14,662
Other prepaid expenses	6,363
Total	kr 17,746	kr 18,287